Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Contract with Customer, Liability [Abstract]
Deferred revenue	¥ 46,079		¥ 44,138
Customer advances	36,221		28,733
Total	82,300		72,871
Less: current portion	(77,415)	$ (11,223)	(68,335)
Non-current portion	¥ 4,885	$ 708	¥ 4,536